Earnings Per Common Share Attributable to Common Shareholders	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share Attributable to Common Shareholders
Earnings Per Common Share Attributable to Common Shareholders

The following table provides the detailed calculation of Earnings per common share (EPS):
	Year Ended December 31,
(IN MILLIONS)	2013	2012	2011
EPS Numerator––Basic
Income from continuing operations	$11,410	$9,021	$7,860
Less: Net income attributable to noncontrolling interests	30	28	40
Income from continuing operations attributable to Pfizer Inc.	11,380	8,993	7,820
Less: Preferred stock dividends––net of tax	2	2	2
Income from continuing operations attributable to Pfizer Inc. common shareholders	11,378	8,991	7,818
Discontinued operations––net of tax	10,662	5,577	2,189
Less: Discontinued operations––net of tax, attributable to noncontrolling interests	39	—	—
Discontinued operations––net of tax, attributable to Pfizer Inc. common shareholders	10,623	5,577	2,189
Net income attributable to Pfizer Inc. common shareholders	$22,001	$14,568	$10,007
EPS Numerator––Diluted
Income from continuing operations attributable to Pfizer Inc. common shareholders and assumed conversions	$11,380	$8,993	$7,820
Discontinued operations––net of tax, attributable to Pfizer Inc. common shareholders and assumed conversions	10,623	5,577	2,189
Net income attributable to Pfizer Inc. common shareholders and assumed conversions	$22,003	$14,570	$10,009
EPS Denominator
Weighted-average number of common shares outstanding––Basic	6,813	7,442	7,817
Common-share equivalents: stock options, stock issuable under employee compensation plans and convertible preferred stock	82	66	53
Weighted-average number of common shares outstanding––Diluted	6,895	7,508	7,870
Stock options that had exercise prices greater than the average market price of our common stock issuable under employee compensation plans(a)	43	177	272

(a)
These common stock equivalents were outstanding for the years ended December 31, 2013, 2012 and 2011, but were not included in the computation of diluted EPS for those periods because their inclusion would have had an anti-dilutive effect.